Summary of Significant Accounting Policies - Schedule of Equipment and Improvements (Details)	12 Months Ended
Dec. 31, 2022
Leasehold property improvements, right of use assets
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	Lesser of lease term or useful life
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Economical Life	5 years
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Economical Life	3 years
IT equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Economical Life	3 years